OTHER ASSETS	12 Months Ended
Dec. 31, 2013
OTHER ASSETS
OTHER ASSETS

2.   OTHER ASSETS

  (a)
  Other current assets
	As at December 31,

	2013	2012

Federal, provincial and other sales taxes receivable	$71,053	$36,400

Prepaid expenses	35,396	36,119

Insurance receivable	1,369	6,553

Receivables from employees	780	1,800

Retirement compensation arrangement plan refundable tax receivable	–	4,044

Other	8,395	8,061

	$116,993	$92,977

  (b)
  Available-for-sale securities

    The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. The cost basis of available-for-sale securities is determined using the average cost method and they are carried at fair value. Detail on the Company's available-for-sale securities holdings is set out below:

	As at December 31,

	2013	2012

Available-for-sale securities in an unrealized gain position:

Cost (net of impairments)	$30,583	$4,352

Unrealized gains in accumulated other comprehensive loss	11,530	1,902

Estimated fair value	42,113	6,254

Available-for-sale securities in an unrealized loss position:

Cost (net of impairments)	39,933	48,047

Unrealized losses in accumulated other comprehensive loss	(7,465)	(9,582)

Estimated fair value	32,468	38,465

Total estimated fair value of available-for-sale securities	$74,581	$44,719

    In 2013, the Company received proceeds of $0.2 million (2012 – $73.4 million; 2011 – $9.4 million) and recognized a gain before income taxes of $0.1 million (2012 – $9.7 million; 2011 – $4.9 million) on the sale of certain available-for-sale securities.

    During the course of the year, certain available-for-sale securities fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the year ended December 31, 2013, the Company recorded a $34.3 million (2012 – $12.7 million; 2011 – $8.6 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

    At December 31, 2013, the fair value of available-for-sale securities in an unrealized loss position was $32.5 million (December 31, 2012 – $38.5 million) with total unrealized losses in accumulated other comprehensive loss of $7.5 million (December 31, 2012 – $9.6 million). Based on an evaluation of the severity and duration of the impairment of these available-for-sale securities (less than three months) and on the Company's intent to hold the investments for a period of time sufficient for a recovery of fair value, the Company does not consider these available-for-sale securities to be other-than-temporarily impaired as at December 31, 2013.

  (c)
  Other assets
	As at December 31,

	2013	2012

Deferred financing costs, less accumulated amortization of $11,420 (December 31, 2012 – $8,888)	$12,644	$15,836

Long-term ore in stockpile(i)	46,191	32,711

Other	7,559	7,291

	$66,394	$55,838

Note:

(i)
Due to the ore body structures at the Pinos Altos, Kittila and Meadowbank mines, the Creston Mascota deposit at Pinos Altos and the La India project, a significant amount of drilling and blasting was undertaken early in their mine lives, resulting in long-term ore in stockpile. At December 31, 2013, long-term ore in stockpile was valued at $2.5 million (December 31, 2012 – $4.1 million) at the Pinos Altos mine, $26.7 million (December 31, 2012 – $7.7 million) at the Kittila mine, $7.8 million (December 31, 2012 – $10.2 million) at the Meadowbank mine, $8.2 million (December 31, 2012 – $10.7 million) at the Creston Mascota deposit at Pinos Altos and $1.0 million (December 31, 2012 – nil) at the La India project.